Commitments and Contingencies (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 30, 2022 defendant	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 22, 2022 USD ($)
Loss Contingencies [Line Items]
Accrued expenses and other current liabilities		$ 19,644		$ 20,168	$ 21,533
Accounts receivable		$ 5,213		$ 12,587	6,151
Employer matching contribution		4.00%		4.00%
Contributions by employer		$ 100	$ 200	$ 1,000	500
Purchase commitment		2,800		3,800
Former Officer
Loss Contingencies [Line Items]
Number of defendants | defendant	1
Officers
Loss Contingencies [Line Items]
Number of defendants | defendant	1
Invoices
Loss Contingencies [Line Items]
Accrued expenses and other current liabilities		600		600	600	$ 500
Accounts receivable		$ 1,400		$ 1,400	$ 1,400	$ 100